Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
		Sep. 30, 2024	Mar. 31, 2024
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		¥ 9,700,823	¥ 10,774,551
Less than 12 months Gross unrealized losses, available-for-sale securities		6,870	6,663
12 months or more Fair value, available-for-sale securities		2,430,819	2,953,626
12 months or more Gross unrealized losses, available-for-sale securities		40,028	31,779
Total Fair value, available-for-sale securities		12,131,641	13,728,177
Total Gross unrealized losses, available-for-sale securities		46,898	38,442
Debt securities | Japanese government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		8,406,275	9,019,722
Less than 12 months Gross unrealized losses, available-for-sale securities		3,926	2,448
12 months or more Fair value, available-for-sale securities		0	675,435
12 months or more Gross unrealized losses, available-for-sale securities		0	508
Total Fair value, available-for-sale securities		8,406,275	9,695,157
Total Gross unrealized losses, available-for-sale securities		3,926	2,956
Debt securities | Japanese local government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		89,760	108,071
Less than 12 months Gross unrealized losses, available-for-sale securities		588	369
12 months or more Fair value, available-for-sale securities		489,110	456,471
12 months or more Gross unrealized losses, available-for-sale securities		8,953	7,205
Total Fair value, available-for-sale securities		578,871	564,542
Total Gross unrealized losses, available-for-sale securities		9,540	7,574
Debt securities | U.S. Treasury bonds and federal agency securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		35,664	113,185
Less than 12 months Gross unrealized losses, available-for-sale securities		5	252
12 months or more Fair value, available-for-sale securities		0	0
12 months or more Gross unrealized losses, available-for-sale securities		0	0
Total Fair value, available-for-sale securities		35,664	113,185
Total Gross unrealized losses, available-for-sale securities		5	252
Debt securities | Other foreign government bonds
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		792,307	865,375
Less than 12 months Gross unrealized losses, available-for-sale securities		904	1,196
12 months or more Fair value, available-for-sale securities		175,015	107,238
12 months or more Gross unrealized losses, available-for-sale securities		756	559
Total Fair value, available-for-sale securities		967,321	972,613
Total Gross unrealized losses, available-for-sale securities		1,660	1,755
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities	[1]	42,120	130,779
Less than 12 months Gross unrealized losses, available-for-sale securities	[1]	336	1,125
12 months or more Fair value, available-for-sale securities	[1]	409,277	307,777
12 months or more Gross unrealized losses, available-for-sale securities	[1]	22,583	17,100
Total Fair value, available-for-sale securities	[1]	451,397	438,556
Total Gross unrealized losses, available-for-sale securities	[1]	22,919	18,225
Debt securities | Residential mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		794	645
Less than 12 months Gross unrealized losses, available-for-sale securities		1	0
12 months or more Fair value, available-for-sale securities		18,391	25,220
12 months or more Gross unrealized losses, available-for-sale securities		549	766
Total Fair value, available-for-sale securities		19,185	25,865
Total Gross unrealized losses, available-for-sale securities		550	767
Debt securities | Commercial mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		32,920	18,594
Less than 12 months Gross unrealized losses, available-for-sale securities		49	214
12 months or more Fair value, available-for-sale securities		110,829	138,724
12 months or more Gross unrealized losses, available-for-sale securities		776	576
Total Fair value, available-for-sale securities		143,749	157,318
Total Gross unrealized losses, available-for-sale securities		825	789
Debt securities | Japanese corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		169,077	314,933
Less than 12 months Gross unrealized losses, available-for-sale securities		884	893
12 months or more Fair value, available-for-sale securities		1,196,816	1,217,858
12 months or more Gross unrealized losses, available-for-sale securities		6,019	5,016
Total Fair value, available-for-sale securities		1,365,893	1,532,791
Total Gross unrealized losses, available-for-sale securities		6,903	5,909
Debt securities | Foreign corporate bonds and other debt securities
Gain (Loss) on Securities [Line Items]
Less than 12 months, Fair value, available-for-sale securities		131,905	203,248
Less than 12 months Gross unrealized losses, available-for-sale securities		179	166
12 months or more Fair value, available-for-sale securities		31,382	24,902
12 months or more Gross unrealized losses, available-for-sale securities		392	48
Total Fair value, available-for-sale securities		163,287	228,150
Total Gross unrealized losses, available-for-sale securities		¥ 571	¥ 214

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥438,556 million at March 31, 2024, and ¥451,397 million at September 30, 2024. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.